Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	000-50773
Entity Registrant Name	IIOT-OXYS, Inc.
Entity Central Index Key	0001290658
Entity Tax Identification Number	56-2415252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	705 Cambridge Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(401)
Local Phone Number	307-3092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false